Fixed assets - Other intangible assets - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,073	€ 14,339	€ 14,602	€ 14,327
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,917	6,233	6,440
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,046	3,946	3,781
Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133	3,133	3,133
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	89	88	102
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	449	555	703
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	439	€ 384	€ 443
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	34,236
Gross carrying amount [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,783
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,283
Gross carrying amount [member] | Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133
Gross carrying amount [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,100
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,004
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,933
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(18,854)
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,702)
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(8,204)
Accumulated depreciation and amortisation [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(102)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,543)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,303)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,309)
Accumulated impairment [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(164)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(33)
Accumulated impairment [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(909)
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(12)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (191)